Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
	2021	2020
	£’000	£’000
Trade receivables	6,047	2,051
Other receivables	1,470	1,722
Prepayments and accrued income	7,691	6,507
	15,208	10,280